Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Finished commercial product available for sale	$ 2,365	$ 2,345
Finished retail pharmacy product available for sale	267	266
Unfinished product and packaging materials	589	718
Current inventories	$ 3,221	$ 3,329